CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)		Mar. 31, 2013 INR		Mar. 31, 2012 INR		Mar. 31, 2011 INR		Mar. 31, 2013 Per ADS information (where 1 ADS represents 3 shares): USD ($)	Mar. 31, 2013 Per ADS information (where 1 ADS represents 3 shares): INR	Mar. 31, 2012 Per ADS information (where 1 ADS represents 3 shares): INR	Mar. 31, 2011 Per ADS information (where 1 ADS represents 3 shares): INR
Interest and dividend revenue:
Loans	$ 4,984.1		271,730.5		210,315.7		153,719.7
Trading securities	106.0		5,780.0		4,056.2		3,013.8
Available for sale securities	1,220.7		66,554.2		56,621.0		40,739.8
Other	180.0		9,813.8		6,547.1		4,778.7
Total interest and dividend revenue	6,490.8		353,878.5		277,540.0		202,252.0
Interest expense:
Deposits	2,991.4		163,092.7		126,783.1		80,216.3
Short-term borrowings	254.7		13,888.4		12,233.8		5,357.1
Long-term debt	358.7		19,556.9		11,988.5		8,224.9
Other	4.8		264.0		142.6		51.4
Total interest expense	3,609.6		196,802.0		151,148.0		93,849.7
Net interest revenue	2,881.2		157,076.5		126,392.0		108,402.3
Provision for credit losses	232.7		12,688.0		7,837.3		9,621.9
Net interest revenue after provision for credit losses	2,648.5		144,388.5		118,554.7		98,780.4
Non-interest revenue, net:
Fees and commissions	990.2		53,989.6		44,867.2		38,718.9
Trading securities gain/(loss), net	1.9		105.0		(154.7)		(598.3)
Realized gain/(loss) on sales of available for sale securities, net	40.9		2,227.8		(1,315.1)		375.7
Other than temporary impairment losses on available for sale securities	(28.4)		(1,546.3)		(1,299.2)		(186.7)
Foreign exchange transactions	178.4		9,727.0		7,531.5		12,283.4
Derivatives gain/(loss), net	4.4		241.9		2,788.7		(3,873.8)
Other, net	7.9		432.4		177.1		96.2
Total non-interest revenue, net	1,195.3		65,177.4		52,595.5		46,815.4
Total revenue, net	3,843.8		209,565.9		171,150.2		145,595.8
Non-interest expense:
Salaries and staff benefits	989.6		53,954.1		45,791.3		37,865.6
Premises and equipment	319.0		17,391.4		14,595.1		12,419.8
Depreciation and amortization	122.6		6,686.2		5,588.7		5,138.6
Administrative and other	683.3		37,254.9		29,009.5		24,387.6
Amortization of intangible assets	42.3		2,304.5		2,328.9		2,558.6
Total non-interest expense	2,156.8		117,591.1		97,313.5		82,370.2
Income before income tax	1,687.0		91,974.8		73,836.7		63,225.6
Income tax expense	547.3	[1]	29,840.1	[1]	23,828.7	[1]	21,698.3	[1]
Net income before noncontrolling interest	1,139.7		62,134.7		50,008.0		41,527.3
Less: Net income attributable to noncontrolling interest	5.8		315.3		224.6		330.4
Net income attributable to HDFC Bank Limited	$ 1,133.9		61,819.4		49,783.4		41,196.9
Per share information:
Earnings per share-basic	$ 0.48		26.18		21.30		17.84		$ 1.44	78.54	63.90	53.52
Earnings per share-diluted	$ 0.47		25.91		21.12		17.59		$ 1.41	77.73	63.36	52.77

[1]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. 2,402.1 million, Rs. 782.3 million and Rs.3,771.9 million for fiscals March 31, 2011, March 31, 2012 and March 31, 2013, respectively.